Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,680	$ 1,811	$ 1,574	$ 1,797
Provision for credit losses
Originations	159	127	312	283
Maturities	(156)	(176)	(345)	(389)
Changes in risk, parameters and exposures	266	(197)	463	(128)
Write-offs	(60)	(26)	(86)	(49)
Recoveries	6	11	15	28
Exchange rate and other	(9)	(9)	(47)	(1)
Balance at end of period	1,886	1,541	1,886	1,541
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	600	580	597	566
Provision for credit losses
Transfers to Stage 1	49	160	100	268
Transfers to Stage 2	(15)	(23)	(35)	(41)
Transfers to Stage 3	(1)	(1)	(4)	(2)
Originations	159	127	312	283
Maturities	(98)	(92)	(216)	(198)
Changes in risk, parameters and exposures	(31)	(267)	(86)	(396)
Exchange rate and other	5	(1)		3
Balance at end of period	668	483	668	483
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	612	765	585	794
Provision for credit losses
Transfers to Stage 1	(49)	(158)	(100)	(265)
Transfers to Stage 2	15	23	36	41
Transfers to Stage 3	(13)	(23)	(27)	(27)
Maturities	(58)	(84)	(129)	(191)
Changes in risk, parameters and exposures	119	64	269	224
Exchange rate and other	6	3	(2)	14
Balance at end of period	632	590	632	590
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	468	466	392	437
Provision for credit losses
Transfers to Stage 1		(2)		(3)
Transfers to Stage 2			(1)
Transfers to Stage 3	14	24	31	29
Changes in risk, parameters and exposures	178	6	280	44
Write-offs	(60)	(26)	(86)	(49)
Recoveries	6	11	15	28
Exchange rate and other	(20)	(11)	(45)	(18)
Balance at end of period	$ 586	$ 468	$ 586	$ 468